Retirement Plans (Schedule Of Amounts In Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (35)	$ (60)
Net actuarial (gain) loss	81	66
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	156	183
Net actuarial (gain) loss	4,453	3,412
Amounts recognized in accumulated other comprehensive income (pre-tax)	4,609	3,595
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0	0
Net actuarial (gain) loss	10	1
Amounts recognized in accumulated other comprehensive income (pre-tax)	$ 10	$ 1